Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000025652 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000025652 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000025652 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025652 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000025652 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025652 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025652 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025652 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025652 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025652 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025653 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000025653 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000025653 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025653 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000025653 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025653 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025653 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025653 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025653 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025653 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025646 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000025646 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000025646 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000025646 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025646 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025646 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025646 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025646 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025646 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025646 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025647 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000025647 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000025647 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000025647 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025647 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025647 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025647 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025647 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025647 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025647 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000025655 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000025655 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000025655 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000025655 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000025655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025655 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025655 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025655 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025655 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000128923 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000128923 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000128923 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000128923 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000128923 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000128923 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128923 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000128923 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128923 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128923 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025649 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000025649 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000025649 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025649 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025649 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025649 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025649 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025649 | Other
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025649 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025649 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025650 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000025650 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000025650 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025650 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025650 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025650 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025650 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025650 | Other
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025650 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025650 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025640 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000025640 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025640 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000025640 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000025640 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000025640 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025640 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025640 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025640 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025640 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025641 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000025641 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025641 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000025641 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000025641 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000025641 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025641 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025641 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025641 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025641 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025643 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025643 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025643 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025643 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000025643 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025643 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025643 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025643 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000025643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025643 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025644 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025644 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025644 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025644 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000025644 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025644 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025644 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025644 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000025644 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025644 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025633 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000025633 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025633 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000025633 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000025633 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025633 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025633 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025633 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025633 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025633 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025634 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000025634 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025634 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000025634 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000025634 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025634 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025634 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025634 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025634 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025634 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000133600 | Developed markets ex US Equity
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Percent of Net Long Exposure	13.10%
Percent of Net Short Exposure	0.00%
C000133600 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Percent of Net Long Exposure	31.00%
Percent of Net Short Exposure	0.00%
C000133600 | Cash and Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	74.80%
Percent of Net Long Exposure	104.50%
Percent of Net Short Exposure	29.70%
C000133600 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Percent of Net Long Exposure	56.20%
Percent of Net Short Exposure	0.00%
C000110307 | Developed markets ex US Equity
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Percent of Net Long Exposure	13.10%
Percent of Net Short Exposure	0.00%
C000110307 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Percent of Net Long Exposure	31.00%
Percent of Net Short Exposure	0.00%
C000110307 | Cash and Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	74.80%
Percent of Net Long Exposure	104.50%
Percent of Net Short Exposure	29.70%
C000110307 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Percent of Net Long Exposure	56.20%
Percent of Net Short Exposure	0.00%
C000128922 | Other
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000128922 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000128922 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000128922 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000128922 | Asset- Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000128922 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000128922 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000128922 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000128922 | Foreign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025636 | Other
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025636 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000025636 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000025636 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000025636 | Asset- Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000025636 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025636 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025636 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025636 | Foreign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000133599 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000133599 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000133599 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025638 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000025638 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000025638 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%